Segment information - Segment revenues to segment reported EBITDA - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	€ 41,096	€ 40,918	€ 40,236
External purchases	(18,475)	(18,281)	(17,697)
Other operating income	701	739	642
Other operating expense	(730)	(543)	(1,069)
Labor expenses	(8,572)	(8,866)	(9,058)
Operating taxes and levies	(1,846)	(1,808)	(1,783)
Gains (losses) on disposal of investments and activities	(5)	59	178
Restructuring and integration costs	(167)	(499)	(172)
Restructuring and integration costs	(167)	(499)	(172)
Reported EBITDA	12,002	11,719	11,277
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenues	(1)
External purchases	2
Other operating income	(7)
Other operating expense	7
Adjusted EBITDA	1
Reported EBITDA	1
Total Telecom activities and Orange Bank [member]
Disclosure of operating segments [line items]
Revenues	41,096	40,918	40,236
External purchases	(18,475)	(18,281)	(17,697)
Other operating income	687	732	588
Other operating expense	(440)	(454)	(440)
Labor expenses	(8,198)	(8,340)	(8,486)
Operating taxes and levies	(1,851)	(1,893)	(1,783)
Adjusted EBITDA	12,819	12,682	12,418
Significant litigations	(271)	10	(450)
Specific labor expenses	(374)	(525)	(572)
Investments and businesses portfolio review	(5)	59	53
Restructuring and integration costs	(167)	(499)	(172)
Other special items		(8)
Reported EBITDA	12,002	11,719	11,277
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	41,097	40,918	40,236
External purchases	(18,414)	(18,265)	(17,697)
Other operating income	616	712	588
Other operating expense	(433)	(452)	(440)
Labor expenses	(8,136)	(8,326)	(8,486)
Operating taxes and levies	(1,850)	(1,893)	(1,783)
Adjusted EBITDA	12,880	12,694	12,418
Significant litigations	(271)	10	(450)
Specific labor expenses	(374)	(525)	(572)
Investments and businesses portfolio review	(5)	59	53
Restructuring and integration costs	(167)	(499)	(172)
Other special items		(8)
Reported EBITDA	12,063	11,731	11,277
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	18,052	17,945	18,104
External purchases	(7,110)	(7,003)	(7,063)
Other operating income	1,460	1,501	1,491
Other operating expense	(548)	(517)	(591)
Labor expenses	(3,988)	(4,149)	(4,274)
Operating taxes and levies	(965)	(971)	(929)
Adjusted EBITDA	6,901	6,806	6,738
Significant litigations	(115)		(23)
Specific labor expenses	(307)	(435)	(472)
Investments and businesses portfolio review			1
Restructuring and integration costs	(11)	(166)	(99)
Reported EBITDA	6,468	6,205	6,145
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	11,026	10,541	9,963
External purchases	(6,620)	(6,358)	(5,943)
Other operating income	281	271	225
Other operating expense	(358)	(327)	(295)
Labor expenses	(943)	(902)	(927)
Operating taxes and levies	(248)	(281)	(283)
Adjusted EBITDA	3,138	2,944	2,740
Significant litigations			54
Specific labor expenses	1		10
Investments and businesses portfolio review	(1)		(9)
Restructuring and integration costs	(43)	(143)	(62)
Reported EBITDA	3,095	2,801	2,733
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	5,371	5,014	4,253
External purchases	(3,282)	(3,156)	(2,736)
Other operating income	110	127	107
Other operating expense	(202)	(203)	(163)
Labor expenses	(255)	(249)	(235)
Operating taxes and levies	(160)	(184)	(158)
Adjusted EBITDA	1,582	1,349	1,068
Restructuring and integration costs	(4)	(127)	(22)
Reported EBITDA	1,578	1,222	1,046
Poland, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	2,674	2,644	2,831
External purchases	(1,509)	(1,475)	(1,501)
Other operating income	71	61	75
Other operating expense	(59)	(60)	(72)
Labor expenses	(398)	(375)	(419)
Operating taxes and levies	(72)	(70)	(72)
Adjusted EBITDA	707	725	842
Specific labor expenses	1		10
Investments and businesses portfolio review			(1)
Restructuring and integration costs	(49)		(31)
Reported EBITDA	659	725	820
Belgium and Luxembourg, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	1,251	1,242	1,235
External purchases	(820)	(805)	(793)
Other operating income	26	33	7
Other operating expense	(16)	(6)
Labor expenses	(131)	(130)	(134)
Operating taxes and levies	(8)	(18)	(39)
Adjusted EBITDA	302	316	276
Significant litigations			54
Investments and businesses portfolio review	(1)	17
Restructuring and integration costs	10	(16)	(9)
Reported EBITDA	311	317	321
Central European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	1,749	1,648	1,648
External purchases	(1,034)	(937)	(925)
Other operating income	80	58	44
Other operating expense	(81)	(58)	(60)
Labor expenses	(159)	(148)	(139)
Operating taxes and levies	(8)	(9)	(14)
Adjusted EBITDA	547	554	554
Investments and businesses portfolio review		(17)	(8)
Reported EBITDA	547	537	546
Eliminations, interoperating segments, Europe [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	(19)	(7)	(4)
External purchases	25	15	12
Other operating income	(6)	(8)	(8)
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	5,030	5,245	4,899
External purchases	(2,444)	(2,575)	(2,335)
Other operating income	79	124	58
Other operating expense	(209)	(270)	(179)
Labor expenses	(426)	(460)	(418)
Operating taxes and levies	(418)	(406)	(358)
Adjusted EBITDA	1,612	1,658	1,667
Investments and businesses portfolio review		16	(123)
Restructuring and integration costs	(21)	(36)	(15)
Reported EBITDA	1,591	1,638	1,529
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	7,252	7,353	7,379
External purchases	(3,735)	(3,748)	(4,089)
Other operating income	169	173	164
Other operating expense	(652)	(688)	(424)
Labor expenses	(1,588)	(1,608)	(1,614)
Operating taxes and levies	(139)	(140)	(147)
Adjusted EBITDA	1,307	1,342	1,269
Specific labor expenses	(15)	(17)	(29)
Investments and businesses portfolio review		47	22
Restructuring and integration costs	(33)	(74)	(27)
Reported EBITDA	1,259	1,298	1,235
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	1,651	1,812	1,915
External purchases	(2,771)	(2,943)	(3,022)
Other operating income	2,366	2,445	2,466
Other operating expense	(53)	(68)	(36)
Labor expenses	(1,191)	(1,207)	(1,253)
Operating taxes and levies	(80)	(95)	(66)
Adjusted EBITDA	(78)	(56)	4
Significant litigations	(156)	10	(481)
Specific labor expenses	(53)	(73)	(81)
Investments and businesses portfolio review	(4)	(4)	162
Restructuring and integration costs	(59)	(80)	31
Other special items		(8)
Reported EBITDA	(350)	(211)	(365)
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenues	(1,914)	(1,978)	(2,024)
External purchases	4,266	4,362	4,755
Other operating income	(3,739)	(3,802)	(3,816)
Other operating expense	1,387	1,418	1,085
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(63)	(16)
Other operating income	78	20
Other operating expense	(14)	(2)
Labor expenses	(62)	(14)
Operating taxes and levies	(1)
Adjusted EBITDA	(62)	(12)
Reported EBITDA	(62)	(12)
Presentation adjustments [member]
Disclosure of operating segments [line items]
Other operating income	14	7	54
Other operating expense	(290)	(89)	(629)
Labor expenses	(374)	(526)	(572)
Operating taxes and levies	5	85
Gains (losses) on disposal of investments and activities	(5)	59	178
Restructuring and integration costs	(167)	(499)	(172)
Adjusted EBITDA	(817)	(963)	(1,141)
Significant litigations	271	(10)	450
Specific labor expenses	374	525	572
Investments and businesses portfolio review	5	(59)	(53)
Restructuring and integration costs	€ 167	499	€ 172
Other special items		€ 8